Document and Entity Information	0 Months Ended
Jun. 17, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun. 17, 2013
Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Central Index Key	0000872323
Amendment Flag	false
Document Creation Date	Jun. 17, 2013
Document Effective Date	Jun. 17, 2013
Prospectus Date	Jan. 28, 2013
Oakmark International Small Cap | Class I
Risk/Return:
Trading Symbol	OAKEX
Oakmark International Small Cap | Class II
Risk/Return:
Trading Symbol	OAREX